Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses (Liability for Future Policy Benefits) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liability for future policy benefits and unpaid losses and loss adjustment expenses
Group life term, disability and accident unpaid losses and loss adjustment expenses	$ 6,547	$ 6,547
Group life other unpaid losses and loss adjustment expenses	206	213
Individual life unpaid losses and loss adjustment expenses	173	134
Future policy benefits	12,350	12,572
Future policy benefits and unpaid losses and loss adjustment expenses	$ 19,276	$ 19,466